COMMITMENTS	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
COMMITMENTS
20.	COMMITMENTS

Operating leases

The Company has entered into certain operating lease commitments for land, office space and temporary housing through 2047. The future minimum lease payments for the next five years and thereafter are as follows:

	2018	2019	2020	2021	2022	2023	Thereafter
	$	$	$	$	$	$	$
Production Facilities	173,787	210,740	49,748	-	-	-	-
Equipment	21,600	21,600	19,800	-	-	-	-
Office Space	128,065	170,578	170,578	170,578	170,578	170,578	-
Temporary Housing	75,600	48,600	-	-	-	-	-
Land	320,000	320,000	320,000	320,000	320,000	320,000	7,440,000
Total	719,052	771,518	560,126	490,578	490,578	490,578	7,440,000

During the year ended December 31, 2017, the Company entered into agreements for the supply of material and labour to build greenhouses, with expected completion in 2019.